Restructuring (Notes)	12 Months Ended
Jun. 30, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
Restructuring

During the second quarter of fiscal 2014 we closed our Singapore location, which provided strategic and administrative support services as part of our All Other Business Units segment and recognized expense associated with employee and facility termination costs. In the fourth quarter we executed a focused workforce reduction that impacted our Vistaprint Business Unit and Corporate and global function segments. The following table summarizes the total restructuring costs incurred during the year ended June 30, 2014. There were no such charges during the year ended June 30, 2013.

Year ended June 30, 2014
Employee termination benefits	$5,238
Facility termination costs (1)	742
Total restructuring expense	$5,980

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(1) The year ended June 30, 2014 includes $472 of accelerated depreciation related to property, plant and equipment.

The following table summarizes the restructuring activity for the year ended June 30, 2014:

	Employee Termination Benefits	Facility Termination Costs
Accrued restructuring balance as of June 30, 2013	$—	$—
Restructuring additions	5,238	270
Cash payments	(2,706)	(270)
Accrued restructuring balance as of June 30, 2014	$2,532	$—

During the year ended June 30, 2014 we recognized restructuring expense of $3,164 in general and administrative, $1,274 in technology and development expense, $1,317 in marketing and selling expense and $225 in cost of goods sold. We do not expect to incur any additional costs related to these activities in future periods, however estimates may change which could result in additional expense.